UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21275

Turnaround Investment Trust

(Exact name of registrant as specified in charter)

Post Office Box 7365, Eugene, Oregon 97401-0015

                (Address of principal executive offices) (Zip code)

A. Vason Hamrick

116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last day of February

Date of reporting period: July 1, 2006 - June 30, 2007

PROXY VOTING RECORDS

The Turnaround Fund
Proxies 7/1/2006 - 6/30/2007

Pier 1 Imports, Inc.

Ticker:	PIR
Meeting:	6/28/2007
Cusip #:	720279108
Type:	Annual

#	Proposals	Mgt. Rec.	Vote cast	Sponsor
1.1	Elect John H. Burgoyne	For	For	Management
1.2	Elect Michael R. Ferrari	For	For	Management
1.3	Elect Robert B. Holland, III	For	For	Management
1.4	Elect Karen W. Katz	For	For	Management
1.5	Elect Terry E. London	For	For	Management
1.6	Elect Alexander W. Smith	For	For	Management
1.7	Elect Cece Smith	For	For	Management
1.8	Elect Tom M. Thomas	For	For	Management
2	Proposal: Pay-for-Superior-Performance	Against	Against	Shareholder

Carmax Inc

Ticker:	KMX
Meeting:	6/26/2007
Cusip #:	143130102
Type:	Annual

#	Proposals	Mgt. Rec.	Vote cast	Sponsor
1.1	Elect Thomas J. Folliard	For	For	Management
1.2	Elect Edgar H. Grubb	For	For	Management
1.3	Elect Keith D. Browning	For	For	Management
1.4	Elect James F. Clingman	For	For	Management
1.5	Elect Hugh G. Robinson	For	For	Management
1.6	Elect Thomas G. Stemberg	For	For	Management
2	Ratification of Independent Registered Public Accounting Firm	For	For	Management
3	Approval of annual performance-based bonus plan	For	For	Management

Gateway, Inc.

Ticker:	GTW
Meeting:	5/16/2007
Cusip #:	367626108
Type:	Annual

#	Proposals	Mgt. Rec.	Vote cast	Sponsor
1.1	Elect J. Edward Coleman	For	For	Management
1.2	Elect Scott Galloway	For	For	Management
1.3	Elect Dave Russell	For	For	Management
1.4	Elect Paul E. Weaver	For	For	Management
2	Ratify Independent Accountants	For	For	Management
3	Amend COI/bylaws, provide annual election directors	For	For	Management

Overstock.Com, Inc.

Ticker:	OSTK
Meeting:	O5/15/2007
Cusip #:	690370101
Type:	Annual

#	Proposals	Mgt. Rec.	Vote cast	Sponsor
1.1	Elect Jason C. Lindley	For	For	Management
2	Approve co. performance share plan	For	For	Management
3	Ratification of independent accountants	For	For	Management

Commerce Bancorp, Inc.

Ticker:	CBH
Meeting:	5/15/2007
Cusip #:	200519106
Type:	Annual

#	Proposals	Mgt. Rec.	Vote cast	Sponsor
1.1	Elect Vernon W. Hill, II	For	For	Management
1.2	Elect Jack R. Bershad	For	For	Management
1.3	Elect Joseph E. Buckelew	For	For	Management
1.4	Elect Donald T. DiFrancesco	For	For	Management
1.5	Elect Nicholas A. Giordano	For	For	Management
1.6	Elect Morton N. Kerr	For	For	Management
1.7	Elect Steven M. Lewis	For	For	Management
1.8	Elect John K. Lloyd	For	For	Management
1.9	Elect George E. Norcross, III	For	For	Management
1.10	Elect Daniel T. Ragone	For	For	Management
1.11	Elect William A. Schwartz, Jr.	For	For	Management
1.12	Elect Joseph T. Tarquini, Jr.	For	For	Management
1.13	Elect Joseph S. Vassalluzzo	For	For	Management

Georgia Gulf Corporation

Ticker:	GGC
Meeting:	5/15/2007
Cusip #:	373200203
Type:	Annual

#	Proposals	Mgt. Rec.	Vote cast	Sponsor
1.1	Elect Jerry R. Satrum	For	For	Management
1.2	Elect Edward A. Schmitt	For	For	Management
1.3	Elect Yoshi Kawashima	For	For	Management
2	Ratify appointment of independent accounting firm	For	For	Management
3	Approve amended equity, performance incentive plan	For	For	Management

Western Union

Ticker:	WU
Meeting:	5/10/2007
Cusip #:	959802109
Type:	Annual

#	Proposals	Mgt. Rec.	Vote cast	Sponsor
1.1	Elect Dinyar S. Devitre	For	For	Management
1.2	Elect Betsy D. Holden	For	For	Management
1.3	Elect Christina A. Gold	For	For	Management
2	Approve long term incentive plan	For	For	Management
3	Approve senior executive incentive plan	For	For	Management
4	Ratification of Auditors	For	For	Management

Ford Motor Company

Ticker:	F
Meeting:	5/10/2007
Cusip #:	345370860
Type:	Annual

#	Proposals	Mgt. Rec.	Vote cast	Sponsor
1.1	Elect John R.H. Bond	For	For	Management
1.2	Elect Stephen G. Butler	For	For	Management
1.3	Elect Kimberly S. Casiano	For	For	Management
1.4	Elect Edsel B. Ford, II	For	For	Management
1.5	Elect William Clay Ford	For	For	Management
1.6	Elect Irvine O. Hockaday, Jr.	For	For	Management
1.7	Elect Richard A. Manoogian	For	For	Management
1.8	Elect Ellen R. Marram	For	For	Management
1.9	Elect Alan Mulally	For	For	Management
1.10	Elect Homer A. Neal	For	For	Management
1.11	Elect Jorma Ollila	For	For	Management
1.12	Elect John L. Thornton	For	For	Management
2	Ratify independent registered public accounting firm	For	For	Management
3	Disclosure of officer compensation	Against	For	Shareholder
4	Adoption of goals to reduce greenhouse gases	Against	Against	Shareholder
5	Allow holders of 10% common stock to call meetings	Against	For	Shareholder
6	Consider recapitalization plan /one vote per share	Against	For	Shareholder
7	Publish a report on global warming/cooling	Against	Against	Shareholder
8	Remove references to sexual orientation from eep	Against	Withhold	Shareholder
9	Adopt policy 75% of equity grants be perform. Based	Against	Against	Shareholder
10	Reporting on rising health care expenses	Against	Against	Shareholder

Blockbuster Inc.

Ticker:	BBI
Meeting:	5/9/2007
Cusip #:	093679108
Type:	Annual

#	Proposals	Mgt. Rec.	Vote cast	Sponsor
1.1	Elect James W. Crystal	For	For	Management
1.2	Elect Gary J. Fernandes	For	For	Management
1.3	Elect Jules Hairnovitz	For	For	Management
2	Amend Cert. of Inc. eliminate classification of Board	For	For	Management
3	Ratification of independent auditors	For	For	Management
4	Ratify named exec. Officer compensation disclosures	Against	Against	Shareholder
5	Mandatory 1 for 1 conv. of classB commonstock to A	Against	Against	Shareholder

Bearingpoint, Inc

Ticker:	BE
Meeting:	12/14/2006
Cusip #:	074002106
Type:	Annual

#	Proposals	Mgt. Rec.	Vote cast	Sponsor
1.1	Elect Wolfgang Kemna	For	For	Management
1.2	Elect Albert L. Lord	For	For	Management
1.3	Elect Terry Strange	For	For	Management
1.4	Elect Roderick C. McGeary	For	For	Management
1.5	Elect Harry L. You	For	For	Management
2	Approve amended long-term incentive plan	For	For	Management
3	Ratify independent registered public accounting firm	For	For	Management

1-800-FLOWERS.COM, Inc.

Ticker:	FLWS
Meeting:	12/7/2006
Cusip #:	68243Q106
Type:	Annual

#	Proposals	Mgt. Rec.	Vote cast	Sponsor
1.1	Elect Jeffrey C. Walker	For	For	Management
1.2	Elect Deven Sharma	For	For	Management
2	Ratification of ind. registered public accounting firm	For	For	Management

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Turnaround Investment Trust

By: (Signature and Title)	/s/ Arne T. Alsin
Arne T. Alsin

Trustee, Chairman, President, and

Principal Executive Officer

Date: August 24, 2007